Employees - Summary of Staff Cost, Average Number of Employees and Key Management Compensation (Detail) Employees in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Employees	Dec. 31, 2017 EUR (€) Employees	Dec. 31, 2016 EUR (€) Employees
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries	€ (5,346)	€ (5,416)	€ (5,347)
Social security costs	(571)	(613)	(606)
Other pension costs	(439)	(399)	(372)
Share-based compensation costs	(196)	(284)	(198)
Gross staff costs	€ (6,552)	€ (6,712)	€ (6,523)
Average number of employees during the year | Employees	158	165	169
Salaries and short-term employee benefits	€ (40)	€ (34)	€ (31)
Post-employment benefits			(1)
Share-based benefits	(19)	(20)	(17)
Key management compensation excluding non-executive director's fee	(59)	(54)	(49)
Key management compensation	(61)	(56)	(51)
Key management personnel of entity or parent [member] | Executive Directors [Member]
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	(15)	(14)	(13)
Key management personnel of entity or parent [member] | Other [Member]
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	(44)	(40)	(36)
Key management personnel of entity or parent [member] | Non-Executive Directors [Member]
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	€ (2)	€ (2)	€ (2)
Asia/AMET/RUB [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	88	93	95
The Americas [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	40	41	42
Europe [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	30	31	32